Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Wireless Portfolio
May 31, 2026
WIR-NPRT1-0726
1.802194.122
Common Stocks - 98.6%
	Shares	Value ($)
BRAZIL - 0.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Telefonica Brasil SA ADR (a)	185,900	2,442,726
CANADA - 5.0%
Communication Services - 4.0%
Diversified Telecommunication Services - 2.6%
BCE Inc (a)	215,400	5,434,021
TELUS Corp	346,200	4,346,804
		9,780,825
Wireless Telecommunication Services - 1.4%
Rogers Communications Inc Class B (a)	143,700	5,545,164
TOTAL COMMUNICATION SERVICES		15,325,989
Information Technology - 1.0%
Software - 1.0%
BlackBerry Ltd (b)	427,100	3,829,076
TOTAL CANADA		19,155,065
FINLAND - 5.5%
Information Technology - 5.5%
Communications Equipment - 5.5%
Nokia Oyj ADR	1,425,800	21,158,872
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Orange SA	72,300	1,512,199
MEXICO - 1.3%
Communication Services - 1.3%
Wireless Telecommunication Services - 1.3%
America Movil SAB de CV ADR	202,800	5,147,064
PUERTO RICO - 0.7%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Liberty Latin America Ltd Class C (b)	338,100	2,772,420
SINGAPORE - 3.0%
Information Technology - 3.0%
Semiconductors & Semiconductor Equipment - 3.0%
STMicroelectronics NV depository receipt	167,100	11,581,701
SWEDEN - 2.2%
Information Technology - 2.2%
Communications Equipment - 2.2%
Telefonaktiebolaget LM Ericsson Class B ADR (a)	647,100	8,451,126
TAIWAN - 1.7%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Chunghwa Telecom Co Ltd ADR (a)	83,200	3,641,664
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	7,300	3,054,685
TOTAL TAIWAN		6,696,349
UNITED KINGDOM - 2.1%
Communication Services - 2.1%
Diversified Telecommunication Services - 0.3%
Zegona Communications plc	47,700	1,189,680
Wireless Telecommunication Services - 1.8%
Vodafone Group PLC ADR	456,981	6,836,436
TOTAL UNITED KINGDOM		8,026,116
UNITED STATES - 76.1%
Communication Services - 24.9%
Diversified Telecommunication Services - 17.7%
Anterix Inc (a)(b)	101,600	6,504,432
AST SpaceMobile Inc Class A (a)(b)	103,500	11,737,935
AT&T Inc	719,600	17,846,080
Globalstar Inc (b)	80,773	6,801,894
Iridium Communications Inc (a)	107,300	5,555,994
Verizon Communications Inc	411,801	19,688,207
		68,134,542
Interactive Media & Services - 1.0%
Alphabet Inc Class A	10,300	3,917,502
Media - 0.5%
EchoStar Corp Class A (a)(b)	13,800	1,782,822
Wireless Telecommunication Services - 5.7%
Array Digital Infrastructure Inc (a)	12,100	615,406
T-Mobile US Inc	100,116	18,774,753
Telephone and Data Systems Inc (a)	68,800	2,690,768
		22,080,927
TOTAL COMMUNICATION SERVICES		95,915,793
Information Technology - 45.7%
Communications Equipment - 7.3%
Digi International Inc (b)	25,300	1,690,040
Motorola Solutions Inc	39,168	15,795,671
Netgear Inc (a)(b)	48,400	1,257,916
Ubiquiti Inc	900	525,474
Viasat Inc (b)	81,101	6,538,363
Vistance Networks Inc	189,900	2,369,952
		28,177,416
Semiconductors & Semiconductor Equipment - 22.1%
MACOM Technology Solutions Holdings Inc (b)	4,000	1,458,560
Marvell Technology Inc	187,700	38,478,500
Micron Technology Inc	3,600	3,495,600
NVIDIA Corp	7,500	1,583,550
Qorvo Inc (b)	9,100	942,396
QUALCOMM Inc	138,850	34,854,127
Skyworks Solutions Inc (a)	56,200	4,375,170
		85,187,903
Software - 1.2%
InterDigital Inc (a)	14,200	3,579,678
RingCentral Inc Class A (a)	32,200	1,394,582
		4,974,260
Technology Hardware, Storage & Peripherals - 15.1%
Apple Inc	175,120	54,647,947
Sandisk Corp/DE (b)	2,000	3,389,960
		58,037,907
TOTAL INFORMATION TECHNOLOGY		176,377,486
Real Estate - 5.5%
Specialized REITs - 5.5%
American Tower Corp	59,192	11,066,536
Crown Castle Inc	67,001	6,130,592
SBA Communications Corp Class A	18,900	3,839,723
TOTAL REAL ESTATE		21,036,851
TOTAL UNITED STATES		293,330,130
TOTAL COMMON STOCKS (Cost $191,890,156)		380,273,768

Money Market Funds - 8.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.67	4,038,487	4,039,294
Fidelity Securities Lending Cash Central Fund (c)(d)	3.67	28,995,719	28,998,619
TOTAL MONEY MARKET FUNDS (Cost $33,037,912)			33,037,913

TOTAL INVESTMENT IN SECURITIES - 107.2% (Cost $224,928,068)	413,311,681
NET OTHER ASSETS (LIABILITIES) - (7.2)%	(27,730,854)
NET ASSETS - 100.0%	385,580,827

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $17,300,496.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,172,902	20,931,274	18,064,882	20,630	-	-	4,039,294	4,038,487	0.0%
Fidelity Securities Lending Cash Central Fund	43,040,981	37,065,090	51,107,452	29,536	-	-	28,998,619	28,995,719	0.1%
Total	44,213,883	57,996,364	69,172,334	50,166	-	-	33,037,913

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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